Summary of Significant Accounting Policies - Carrying Values and Fair Values of Debt Instruments (Details) - Senior Notes [Member] - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2021	Apr. 01, 2021
Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Carrying value of senior notes					$ 100,000,000
New Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Carrying value of senior notes				$ 150,000,000
Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Carrying value of senior notes				125,000,000
Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Carrying value of senior notes				200,000,000
Senior Notes due 2024 [Member]
Debt Instrument [Line Items]
Carrying value of senior notes				150,000,000
Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Carrying value of senior notes				375,000,000
Senior Notes due 2026 [Member]
Debt Instrument [Line Items]
Carrying value of senior notes				400,000,000
Senior Notes due 2027 [Member]
Debt Instrument [Line Items]
Carrying value of senior notes				$ 250,000,000
Senior Notes due 2028 [Member]
Debt Instrument [Line Items]
Carrying value of senior notes	$ 500,000,000	$ 500,000,000	$ 500,000,000
Fair value of senior notes	$ 491,500,000	$ 470,850,000	$ 561,350,000
Interest rate of senior notes	4.25%	4.25%	4.25%
Senior Notes due 2029 [Member]
Debt Instrument [Line Items]
Carrying value of senior notes	$ 500,000,000	$ 500,000,000	$ 500,000,000
Fair value of senior notes	$ 466,350,000	$ 457,650,000	$ 539,500,000
Interest rate of senior notes	3.50%	3.50%	3.50%
Senior Notes due 2030
Debt Instrument [Line Items]
Carrying value of senior notes	$ 600,000,000	$ 600,000,000	$ 600,000,000
Fair value of senior notes	$ 525,060,000	$ 510,540,000	$ 610,440,000
Interest rate of senior notes	2.60%	2.60%	2.60%
Senior Notes due 2032 [Member]
Debt Instrument [Line Items]
Carrying value of senior notes	$ 650,000,000	$ 650,000,000	$ 650,000,000
Fair value of senior notes	$ 529,490,000	$ 514,540,000	637,065,000
Interest rate of senior notes	2.20%	2.20%
New Senior Notes due 2032 [Member]
Debt Instrument [Line Items]
Carrying value of senior notes	$ 500,000,000	$ 500,000,000	0
Fair value of senior notes	$ 444,800,000	$ 429,000,000	0
Interest rate of senior notes	3.20%	3.20%
Senior Notes due 2033 [Member]
Debt Instrument [Line Items]
Carrying value of senior notes	$ 750,000,000	$ 750,000,000	0
Fair value of senior notes	$ 718,275,000	$ 699,450,000	0
Interest rate of senior notes	4.20%	4.20%
Senior Notes due 2050
Debt Instrument [Line Items]
Carrying value of senior notes	$ 500,000,000	$ 500,000,000	500,000,000
Fair value of senior notes	$ 341,300,000	$ 343,300,000	$ 496,350,000
Interest rate of senior notes	3.05%	3.05%	3.05%
Senior Notes due 2052
Debt Instrument [Line Items]
Carrying value of senior notes	$ 850,000,000	$ 850,000,000	$ 850,000,000
Fair value of senior notes	$ 570,435,000	$ 561,425,000	$ 828,580,000
Interest rate of senior notes	2.95%	2.95%	2.95%